Note 20 - Regulatory Matters (Details) - The Bank’s Actual and Required Capital Amounts (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital to Tangible Assets, Actual Amount (in Dollars)	$ 70,013	$ 67,434		$ 64,839
Tangible Capital to Tangible Assets, Actual Ratio	13.57%	12.73%		11.22%
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	7,739	7,944		8,666
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Ratio	1.50%	1.50%		1.50%
Tangible Capital to Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Tangible Capital to Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	13.57%	12.73%		11.22%
Tangible Capital to Tangible Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Tangible Capital to Tangible Assets, Required Per Bank Order Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, Actual Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	20,636	21,185		23,111
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%		4.00%
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	13.57%	12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio	13.57%	12.73%		11.22%
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, Actual Ratio	20.82%	19.77%		19.62%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Amount (in Dollars)	28,664	29,182		28,319
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Ratio	8.00%	8.00%		8.00%
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	20.82%	19.77%		19.62%
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)	74,600	72,131		69,466
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio	20.82%	19.77%		19.62%
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, Actual Ratio	19.54%	18.49%		18.32%
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio	19.54%	18.49%		18.32%
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)	70,013	67,434		64,839
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Ratio	19.54%	18.49%		18.32%
To be Categorized as Adequatey Capitalized Under Prompt Corrective Action Provisions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, Actual Ratio		4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)		21,185	[1]	23,111	[1]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio		4.00%	[1]	4.00%	[1]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, Actual Ratio		8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		29,182	[1]	28,319	[1]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		8.00%	[1]	8.00%	[1]
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, Actual Ratio		4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		14,591	[1]	14,160	[1]
Tier I Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		4.00%	[1]	4.00%	[1]
Required Per Bank Order [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, Actual Ratio		8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Amount (in Dollars)		42,371	[2]	46,221	[1],[2]
Core Capital to Adjusted Tangible Assets, Required Per Bank Order Ratio		8.00%	[2]	8.00%	[2]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)		43,773	[2]	42,479	[1],[2]
Total Capital to Risk-Weighted Assets, Actual Ratio		12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)		43,773	[2]	42,479	[1],[2]
Total Capital to Risk-Weighted Assets, To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions Ratio		12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Amount (in Dollars)		$ 43,773	[2]	$ 42,479	[1],[2]
Total Capital to Risk-Weighted Assets, Required Per Bank Order Ratio		12.00%	[2]	12.00%	[2]

[1]	Effective with the termination of the Bank Order January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios below.
[2]	The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. The required amounts presented reflect these ratios.